Pro Forma Adjustments to Balance Sheet and Statements of Operations (Details Narrative) (USD $)	3 Months Ended
Mar. 31, 2012
Pro Forma Adjustments To Balance Sheet And Statements Of Operations
Proceeds from common stock issuance	$ 180,684
Issuance of common shares	1,129,169
Common stock price per share	$ 0.16
Capital stock increased	1,130
Common stock, par value	$ 0.001
Forgiveness of accrued interest	$ 18,073